Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization [Abstract]
Schedule of Consolidated Statements of Cash Flows and Consolidated Statement of Changes in Stockholders’ Equity	he following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2024:
Cash-trust and cash, net of redemptions	$6,448,862
Less: transaction costs and professional fees, paid	(5,345,222)
Net proceeds from the Business Combination	1,103,640
Less: private placement warrant liabilities	(1,041,119)
Less: related party notes	(2,205,497)
Less: accrued expenses	(3,079,281)
Less: deferred payables	(1,749,723)
Add: prepaid expenses	70,382
Reverse recapitalization, net	$(6,901,598)

Schedule of Common Stock Issued

The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Plum Class A common stock, outstanding prior to the Business Combination	3,255,593
Less: Redemption of Plum Class A common stock	(2,652,516)
Class A common stock of Plum	603,077
Plum Class A common stock, outstanding prior the Business Combination	6,102,562
Business Combination shares	6,705,639
Veea Shares	22,133,644
Issuance of new financing shares	2,000,000
Conversion of debt for Common Stock	3,147,970
Conversion of Sponsor Notes for Common Stock	817,453
Common Stock issued for services	857,052
Common Stock immediately after the Business Combination	35,661,757

Schedule of Number of Veea Shares

The number of Veea shares was determined as follows:

	Private Veea Shares	Veea Shares after conversion ratio
Private Veea Series A-2 Preferred Stock	19,670,118	4,799,511
Private Veea Series A-1 Preferred Stock	41,179,790	8,078,761
Private Veea Series A Preferred Stock	35,920,813	7,047,041
Private Veea Common Stock	7,398,303	1,451,419
Private Veea Common Stock Warrants	3,858,202	756,912
Total	108,027,226	22,133,644

Schedule of Transaction Expenses Included in Operating Expenses

The below table represents the amount of Veea Inc. related transaction expenses included in operating expenses for the year ended December 31, 2024:

December 31, 2024
Legal expenses	$1,000,000
Professional fees	413,544
Listing fee - NASDAQ	25,000
Total	$1,438,544